Note 15 - Income Taxes (Details) - Income Tax Reconciliation (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Income Tax Reconciliation [Abstract]
Statutory income tax rate	26.50%	26.50%	27.00%
Statutory income tax recovery	$ (1,021,934)	$ (3,046,180)	$ (1,632,406)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	417,879	1,446,008	(399,748)
Change in valuation allowance	(995,957)	1,248,045	3,217,198
Difference in net income before taxes between Canadian and U.S dollar	160,316
Investment tax credit	(9,114)	(164,308)	(561,988)
Financing costs booked to equity	(208,271)	(307,262)
Ontario tax rate change			(420,990)
Foreign exchange change	985,544	746,667	(230,695)
True up of tax returns	82,939	77,030	28,629
Tax loss expired, etc.	588,598
	$ 0	$ 0